Shareholder Report, Average Annual Return (Details) 197924_US Treasury 5 Year Note ETF_TF_TSR Annual {TF}	12 Months Ended	41 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
F/m US Treasury 5 Year Note ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	F/m US Treasury 5 Year Note ETF
Average Annual Return, Percent	0.14%	2.43%
ICE US Treasury Core Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE US Treasury Core Bond Index
Average Annual Return, Percent	1.21%	2.23%
ICE BofA Current 5-Year US Treasury Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Current 5-Year US Treasury Total Return Index
Average Annual Return, Percent	0.25%	2.50%
Bloomberg U.S. Treasury Bellwether: 5 Year Total Return USD Unhedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwether: 5 Year Total Return USD Unhedged Index
Average Annual Return, Percent	0.33%	2.61%